Long-Term Debt - Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2016	Jul. 03, 2014
0.38% due 2016, floating interest rate at Libor + 0.052% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2016
Interest rate	0.38%
Description of floating rate basis	Libor + 0.052%
Basis spread on floating rate	0.052%
1.10% due 2016, floating interest rate at Libor + 0.477% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2016
Interest rate	1.10%
Description of floating rate basis	Libor + 0.477%
Basis spread on floating rate	0.477%
1.01% due 2016, floating interest rate at Libor + 0.373% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2016
Interest rate	1.01%
Description of floating rate basis	Libor + 0.373%
Basis spread on floating rate	0.373%
2.08% due 2020, floating interest rate at Libor + 1.199% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	2.08%
Description of floating rate basis	Libor + 1.199%
Basis spread on floating rate	1.199%
2.00% due 2020, floating interest rate at Libor + 1.056% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	2.00%
Description of floating rate basis	Libor + 1.056%
Basis spread on floating rate	1.056%
0.60% due 2020, floating interest rate at Euribor + 0.917% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	0.60%
Description of floating rate basis	Euribor + 0.917%
Basis spread on floating rate	0.917%
1.79% due 2021, floating interest rate at Libor + 0.525% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2021
Interest rate	1.79%
Description of floating rate basis	Libor + 0.525%
Basis spread on floating rate	0.525%
1.86% due 2021, floating interest rate at Libor + 0.572% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2021
Interest rate	1.86%
Description of floating rate basis	Libor + 0.572%
Basis spread on floating rate	0.572%
Zero Coupon due 2019 (Tranche A) [Member]
Debt Instrument [Line Items]
Interest rate	1.00%
Zero Coupon due 2019 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2019
Interest rate	0.00%	0.00%
1.0% due 2021 (Tranche B) [Member]
Debt Instrument [Line Items]
Interest rate	1.00%
1.0% due 2021 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2021
Interest rate	1.00%	1.00%
0.32% (weighted average), due 2017-2023, fixed interest rate [Member]
Debt Instrument [Line Items]
Interest rate	0.32%
0.32% (weighted average), due 2017-2023, fixed interest rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2017
0.32% (weighted average), due 2017-2023, fixed interest rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2023
1.95% (weighted average), due 2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2017
Interest rate	1.95%
0.82% (weighted average), due 2018, fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2018
Interest rate	0.82%
0.87% (weighted average), due 2020, fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	0.87%
20.80% (weighted average), due 2020, fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	20.80%